BASIS OF PREPARATION	12 Months Ended
Mar. 31, 2022
BASIS OF PREPARATION

2 BASIS OF PREPARATION

These consolidated financial statements for the years ended 31 March 2022, 2021 and 2020 have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements are prepared on a going concern basis and correspond to the classification provisions contained in IAS 1 (revised), “Presentation of Financial Statements”. Accounting policies have been applied consistently to all periods presented in these consolidated financial statements. The consolidated financial statements comprise of the statement of financial position as of 31 March 2022 with comparative statement of financial position as on 31 March 2021; the statement of profit or loss, the statement of comprehensive (loss) income, the statement of changes in equity, and the statement of cash flows for the year ended 31 March 2022 with comparatives for the year ended 31 March 2021 and 31 March 2020.

The Group has prepared its subsidiaries’ financial statements in accordance with the recognition, measurement and disclosure principles of IFRS as issued and published by the IASB. The consolidated financial statements have been prepared on a historical cost basis, except for financial instruments, which are measured at fair value.

Restatement of Prior Period Financial Statements

Management determined the share-based payment expense of $1,417,149, associated with the issuance of unit purchase options by 8i Enterprise to a service provider was omitted. This amount, which is not deductible for tax purpose, should be recognised in the profit or loss during the year ended March 31, 2021 as part of the one time expense incurred for the Transaction. Management determined that it was necessary to restate the comparative financial information for the year ended March 31, 2021, the effect of correcting these changes was not material to the consolidated financial statements for the year ended March 31, 2021.

As shown in the tables below, the effect of the restatement was an increase of $1,417,149 in “Other gains, losses, and expenses, net” for the year ended March 31, 2021 and a corresponding increase in share-based payment reserve and an increase in accumulated losses as of March 31, 2021.

	For the year ended March 31, 2021
	As previously reported	Adjustment	As restated
	USD	USD	USD
Consolidated statement of profit or loss
Other gains, losses and expenses, net	(64,432,715)	(1,417,149)	(65,849,864)
Loss before tax	(131,311,742)	(1,417,149)	(132,728,891)
Loss from continuing operations	(130,833,664)	(1,417,149)	(132,250,813)
Loss for the year	(125,877,256)	(1,417,149)	(127,294,405)
Basic loss per share for loss from continuing operations attributable to the ordinary equity holders of the Company	(4.97)	(0.06)	(5.03)
Basic loss per share for loss for the year attributable to the ordinary equity holders of the Company	(4.78)	(0.06)	(4.84)

Consolidated statement of comprehensive income
Loss for the year	(125,877,256)	(1,417,149)	(127,294,405)
Total comprehensive loss for the year	(125,973,345)	(1,417,149)	(127,390,494)

Consolidated statement of cash flows
Loss before tax from continuing operations	(131,311,742)	(1,417,149)	(132,728,891)
Loss including discontinued operations	(126,355,334)	(1,417,149)	(127,772,483)
Transaction expense	43,995,869	1,417,149	45,413,018

	As at March 31, 2021
	As previously reported	Adjustment	As restated
	USD	USD	USD
Consolidated statement of financial position
Share-based payment reserve	63,540,756	1,417,149	64,957,905
Accumulated losses	(184,980,114)	(1,417,149)	(186,397,263)

2.1 Amendments to IFRS that are mandatorily effective for the current year

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s consolidated financial statements for the year ended 31 March 2021 except for the adoption of the following amendments to IFRS:

●	Amendments to IFRS 16: COVID19 Related Rent Concessions beyond 30 June 2021 (effective for fiscal periods beginning on or after 1 April 2021)
●	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16: Interest Rate Benchmark Reform – Phase 2 (effective for fiscal periods beginning on or after 1 January 2021)

The application of these amendments to IFRS has had no material impact on the Group’s financial positions and performance for the current and prior years and/or on the disclosures set out in these consolidated financial statements.

2.2 New and amendments to IFRS in issued but not yet effective

The Group has not early applied the following new and amendments to IFRS that have been issued but are not yet effective:

●	IFRS 17: Insurance Contracts and the related Amendments (effective for fiscal periods beginning on or after 1 January 2023)
●	Amendments to IFRS 3: “Reference to the Conceptual Framework (effective for fiscal periods beginning on or after 1 January 2022)
●	Amendments to IFRS 10 and IAS 28: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (effective date is deferred indefinitely)
●	Amendments to IAS 1: “Classification of Liabilities as Current or Non-current” (effective for fiscal periods beginning on or after 1 January 2023)
●	Amendments to IAS 1 and FIRS Practice Statement 2: “Disclosure of Accounting Policies” (effective for fiscal periods beginning on or after 1 January 2023
●	Amendments to IAS 8: “Definition of Accounting Estimates” (effective for fiscal periods beginning on or after 1 January 2023
●	Amendments to IAS 12: “Deferred Tax related to Assets and Liabilities arising from a Single Transaction (effective for fiscal periods beginning on or after 1 January 2023)
●	Amendments to IAS 16: “Property, Plant and Equipment – Proceeds before Intended Use” (effective for fiscal periods beginning on or after 1 January 2022)
●	Amendments to IAS 37: “Onerous Contracts – Cost of Fulfilling a Contract” (effective for fiscal periods beginning on or after 1 January 2022)
●	Amendments to IFRS Standards: “Annual Improvements to IFRS 2018 – 2020” (effective for fiscal periods beginning on or after 1 January 2022)

Management is currently assessing the impact of the new and amendments to IFRS and does not anticipate that the adoption of these new and amendments to IFRS will have a material impact on the Group’s consolidated financial statements.

2.3 Significant accounting estimates and judgements

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities, at the reporting date. However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the asset or liability affected in the future.

Estimation and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial period, are discussed below:

Useful lives of intangible assets

The Group’s management determines the estimated useful lives of its intangible assets for calculating amortization. This estimate is determined after considering the expected usage of the asset and the impact of expected residual value. Management reviews the useful lives annually and the future amortization charge would be adjusted where management believes that the useful lives differ from previous estimates.

Impairment of intangible assets

At each reporting date, the Group reviews the carrying amounts of its intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash generating unit to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest cash-generating units for which a reasonable and consistent allocation basis can be identified.

Useful lives of property, plant and equipment

The Group’s management determines the estimated useful lives of its property, plant and equipment for calculating depreciation. This estimate is determined after considering the expected usage of the asset or physical wear and tear and the impact of expected residual value. Management reviews the useful lives annually and the future depreciation charge would be adjusted where management believes that the useful lives differ from previous estimates.

Impairment of property, plant and equipment

At each reporting date, the Group reviews the carrying amounts of its property, plant and equipment to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, an impairment assessment is performed to determine the recoverable amount and the associated impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the residual value of the cash generating unit to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest cash-generating units for which a reasonable and consistent allocation basis can be identified.

Discount rate used for initial measurement of lease liability

The Group, as a lessee, measures the lease liability at the present value of the unpaid lease payments at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group on initial recognition of the lease uses its incremental borrowing rate. Incremental borrowing rate is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use assets in similar economic environment.

Income taxes

The Group is subject to income taxes in several jurisdictions. Significant estimates are required in determining the provision for income taxes. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.

Investment in Bletchley Park Multi-Strategy Fund Class E shares (“BP Fund”)

The fair value of the investment in BP Fund is primarily estimated based on the net asset value report (“NAV report”) provided by the fund administrator. BP Fund is an open-ended fund and third parties have been investing into the fund based on the NAV report value, as such we have used the NAV report as a key input in estimating the fair value of the investment.

Impairment of financial assets

The measurement of impairment losses under IFRS 9, Financial Instruments, across all financial assets measured at amortized cost requires judgement, in particular, the estimation of the amount and timing of future cash flows when determining impairment losses and the assessment of a significant increase in credit risk. These estimates are driven by a number of factors, changes in which can result in different levels of allowances.

At each reporting date, the Group assesses whether there has been a significant increase in credit risk for exposures since initial recognition by comparing the risk of default occurring over the expected life between the reporting date and the date of initial recognition. The Group considers reasonable and supportable information that is relevant and available without undue cost or effort for this purpose. This includes quantitative and qualitative information and also forward-looking analysis.

Impairment of loans receivables

The Group uses the simplified approach under IFRS 9 to assess impairment of loans receivables and calculates Expected Credit Losses (ECLs) based on lifetime expected credit losses. The Group calculates the ECL based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, and an assessment of both the current and forecast general economic conditions at the end of reporting period. Where the estimation is different from the original estimate, such difference will affect the carrying amounts of loan receivables and thus the impairment loss in the period in which such estimate is changed. The Group keeps assessing the expected credit loss of loan receivables during their expected lives.

Share-based payment expenses – employee share options

The fair value of the share options granted to the directors, employees and contractors determined at the date of grant of the respective share options is expensed over the vesting period, with a corresponding adjustment to the Group’s share-based payment reserve. In assessing the fair value of the share options, a binomial model was used to calculate the fair value of the share options. The option pricing model requires the input of subjective assumptions, including the volatility of its own ordinary shares and the expected life of options. Any changes in these assumptions can significantly affect the estimate of the fair value of the share options.

Share-based payment expenses – earn-out awards

According to an earn-out provision of a Share Swap Transaction (“Transaction”) between the Company, 8i Enterprises Acquisition Corp (“8i Enterprises”), a company incorporated in the British Virgin Islands, and Diginex Limited (“Diginex HK”), a company incorporated in Hong Kong, former Diginex HK shareholders are entitled to receive up to 12,000,000 additional shares in the Company if share price related milestones are achieved over a 4-year period from 30 September 2020 post Transaction. Upon reaching the earn-out milestones, a service provider to the Transaction is also entitled to receive the equivalent of 1% of the earn-out shares issued. Earn-out awards are accounted for under IFRS 2 as equity-settled awards with non-vesting conditions.

The fair value of the earn-out awards is based on a Monte Carlo simulation model taking assumptions on share price volatility, risk-free rate and other market data to predict distribution of relative share performance.

The share price volatility assumption used in the model is based on publicly listed traditional financial exchanges (due to the lack of publicly listed digital asset exchanges) and other related companies, and a 6-months BTC option volatility. The 6-months BTC option volatility being included to reflect the exposure to digital assets which would not be a feature of the traditional exchanges and other related companies selected as a comparable within the model.

Share-based payment – Restricted Share Units (“RSUs”)

Where RSUs have performance-based vesting targets, management apply judgement in estimating the number of awards expected to vest over the three year vesting period based on whether the performance based vesting targets are likely to be met or not.

Where RSUs have performance-based vesting targets which have not been established and communicated, the accounting grant date has not been established per IFRS, which sets the fair value per award. However, upon receiving the grant notification the awardee is deemed to have begun providing a service. In this scenario when the service start date is before the accounting grant date, per IFRS 2, the Group should recognize an expense based on management’s estimate of the grant date fair value. Therefore, on each reporting date where a grant date has not been established per IFRS 2 but service had been rendered by the awardee, the Group estimates the grant date fair value of the award based on the closing share price on such a reporting date.

Private warrants

The private warrants are recorded as financial liabilities on the consolidated statement of financial position and are remeasured on each reporting date. In assessing the fair value of the private warrants, the Black-Scholes-Merton Call Option Model was used to calculate the fair value of the private warrants since they are not publicly traded. The model requires the input of subjective assumptions, including the volatility of its own ordinary shares and the expected life of the warrants. Any changes in these assumptions can significantly affect the estimate of the fair value of the warrants.

Unit purchase options

The fair value of the unit purchase options granted to a service provider by 8i Enterprises determined at the date of grant was expensed on the same date of grant, with a corresponding adjustment to the Group’s share-based payment reserve. In assessing the fair value of the unit purchase options, Black-Scholes-Merton Call Option Model was used. The model requires the input of subjective assumptions, including the volatility of its own ordinary shares. Any changes in these assumptions can significantly affect the estimate of the fair value of the unit purchase options.

Judgements

In the process of applying the Group’s accounting policies, management has made the following judgements which have the most significant effect on the amounts recognized in the consolidated financial statements:

Functional currency

The Group’s operating costs, borrowing, revenue contracts and investments are primarily in USD, and are expected to remain principally denominated in USD in the future. Management has determined USD as the Company’s functional currency and presented the consolidated financial statements in USD to meet the requirements of users.

Intangible assets

The Group classifies acquired software and capitalized software development costs as intangible assets. Under IAS 38 the Group has elected to measure these intangible assets at cost rather than a revalued amount.

Convertible loans

Management has evaluated the terms of the convertible loan agreement with Bifinity UAB (“Bifinity”) and determined that the Group shall recognize separately the components of the convertible loans as a financial liability and an equity instrument (i.e. a call option granting the holder the right, for a specified period of time, to convert it into a fixed number of ordinary shares of the Company).

Digital Assets

The Group holds digital assets which are also referred to as cryptocurrencies. There is no specific accounting standard that applies to all digital assets and accordingly judgement is applied based on the terms and structure of each individual cryptocurrency in determining the most relevant accounting standards to adopt. The Group assessed that the cryptocurrencies currently owned (primarily BTC and ETH), unless specifically stated otherwise, are most appropriately accounted for as intangible assets in accordance with IAS 38 on the basis that they do not meet the definition of financial assets and are assets with no tangible form. Under IAS 38 the Group has elected to measure digital assets at a revalued amount on the basis that an active secondary market exists for those assets.

USD Coin (“USDC”)

USDC is a type of digital asset which the Group holds to meet certain working capital requirements. The Group classifies USDC as a financial asset in accordance with IFRS 9 on the basis that one USDC can be redeemed for one US dollar from an issuer, which is unlike other digital assets held, as noted above.

Client assets and liabilities

Clients deposit fiat, digital assets and USDC with the Group for trading purposes on the Exchange, and for OTC trading.

For fiat, the Group recognizes same amount client assets and client liabilities on the consolidated statement of financial position in accordance with IFRS 9 D.1.1.

For USDC and digital assets, there is no specific accounting guidance on recognition for these assets held on behalf of others. As such, the Group refers to para 4.3 and 4.4 of the conceptual framework for the definition of an asset. An asset is a resource controlled by the entity as a result of past events and from which future economic benefits are expected to flow to the entity. On the basis that the USDC and digital assets deposited by clients are held in omnibus wallets offered by digital asset custodians under relevant group entity’s name, the relevant group entity has economic control over the wallets. Therefore, with control over the wallets, an asset and a corresponding liability with the same amount are recognized.

EQO token

The EQO white paper was published on 15 March 2021 and the token was launched on April 8, 2021 when a number of tokens were airdropped to eligible recipients. Holders of EQO initially benefitted from Exchange fee reductions and staking rewards. Fee paying price takers on EQONEX during the period March 16, 2021 to April 7, 2021 were entitled to an allocation of EQO on 8 April 2021. Post 8 April 2021, EQO was airdropped daily based on a formula weighted between price taking volume and the number of EQO tokens staked on EQONEX by eligible users.

EQO is a utility token and was not issued for cash consideration but instead used as a tool to incentivize activity on EQONEX whilst providing value to the recipient. The holding of EQO by clients created a liability for EQONEX as clients could, post April 8, 2021, receive benefits such as reduced trading fees. However, management estimates the impact from 16 March 2021 to 31 March 2021 and for the year ended 31 March 2021 to be immaterial.

With the ceasing of operations for the EQONEX Exchange since August 15, 2022, the EQO token will also cease trading.

Property, plant and equipment

The Group has acquired and capitalized property, plant and equipment as fixed assets. Under IAS 16 the Group has elected to measure such assets at cost rather than a revalued amount.

Lease commitments - Group as a lessee

The Group has entered into several rental agreements. The Group has determined these agreements to be leases in accordance with IFRS 16 “Leases” and accounts for these agreements as such. The Group has also elected simplified accounting for short-term leases of 12 months or less and an operating lease expense is recognized in the period of the lease on a straight-line basis.

Financial instruments

In the process of classifying a financial instrument, management has made various judgments. Judgment is needed to determine whether a financial instrument, or its component parts, on initial recognition is classified as a financial liability, a financial asset or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability, a financial asset and an equity instrument. In making its judgment, management considered the detailed criteria and related guidance for the classification of financial instruments as set out in IFRS 9, in particular, whether the instrument includes a contractual obligation to deliver cash or another financial asset to another entity.

Public warrants

Public warrants are classified as equity instruments under IAS 32 on the basis that the public warrants do not create an obligation for the Company to pay cash to the warrant holders since the warrant holders cannot put the warrants to the Company, and a fixed number of shares are to be issued based on a fixed warrant price. Permitted adjustments to the warrant price and the number of shares are anti-dilutive and therefore preservative in nature to maintain the relative economic interest of the holder and the issuer, which does not breach the fixed-for-fixed principle of IAS 32 para 16.

Private warrants

Private warrants are classified as financial liabilities under IAS 32 para 25 on the basis that there is a contingent settlement provision outside the control of the Company in a change of control event when the holder may demand the Company to pay cash.

Deemed reverse acquisition

On 30 September 2020, the Company entered into the Transaction with 8i Enterprises and Diginex HK that resulted in the issuance of shares and warrants to the shareholders of 8i Enterprises, Diginex HK and service providers. Following the issuance, the Company became the ultimate parent holding company of 8i Enterprises and Diginex HK (together with its subsidiaries) and listed on Nasdaq.

Under IFRS 3, neither 8i Enterprises nor the Company met the definition of a business and therefore the Transaction is not defined as a business combination. Although Diginex HK is considered a business under IFRS 3, a business combination requires the combination of businesses and hence requires more than one business in the transaction to fall within the scope of the standard. In accordance with IAS 8 paragraph 10, in the absence of an IFRS that specifically applies to such a transaction, management should apply judgement in developing and applying an accounting policy that results in consolidated financial statements that are presented in a way that reflects the economic substance of the transaction.

Management has concluded that the Transaction would be more accurately represented as a deemed reverse acquisition of 8i Enterprises and the Company by Diginex HK, together with a recapitalization of the Group’s share capital. The outcome of such judgement being that the results of Diginex HK, subject to an adjustment to equity to reflect the issuance of shares by the Company on completion of the Transaction, have been consolidated on the basis that Diginex HK is the accounting acquirer and hence the historical results of Diginex HK continue to be consolidated on an on-going basis. The excess between the fair value of the shares and equity instruments issued and the net assets acquired is treated as an expense under IFRS 2. Details of the accounting policy applied is summarized in note 2.5.

Share-based payments – replacement of employee share option scheme

On 30 September 2020, the Group replaced the employee share option scheme issued by Diginex HK with the establishment of a plan with modified terms issued by the Company upon completion of the Transaction. Under IFRS 2, the Group considered this as a replacement and modification of the Diginex HK scheme (see note 22).

Related party transactions

The Group has entered into transactions with a person or entity that is considered related to the Group under IAS 24, which require separate disclosure. A person or entity is considered a related party if classifications are met under the definition set out in note 2.5. There are many related party transactions that require judgment by management that have been disclosed in note 17.

Related party transaction – sale of Solutions Business

The IFRS conceptual framework of accounting defines income as an increase in assets or decrease in liabilities that results in increases in equity, other than those relating to contributions from equity holders. When a transaction is entered into with a related party, judgement is required in determining whether the accounting gain represents income or a capital contribution. The accounting treatment is determined by considering if the related party was acting in their capacity as a related party or a normal counterparty for the particular transaction.

In May 2020, the Group sold the Solutions Business to Rhino Ventures Limited, an entity controlled by Miles Pelham, the founder of Diginex HK. The transaction resulting in income being recorded in the consolidated statement of profit or loss on the basis that Rhino Ventures Limited was acting as a normal counterparty and purchased the Solutions Business at fair market value, as determined by the following:

1)	The Solutions Business was offered to other parties to acquire, not only to Rhino Ventures Limited. A less favorable tentative offer was received from a third party to that offered by Rhino Ventures Limited.
2)	Management believes the consideration paid is fair and reasonable. In making that judgement, management considered that certain inputs of the internally created valuation model were reviewed by an independent third party.
3)	Shareholders voted to approve the sale of the Solutions Business to Rhino Ventures Limited.

Management believes that these attributes support that Rhino Ventures Limited purchased the Solutions Business at fair market value, therefore the gain on sale of the Solutions Business is reflected in profit from discounted operations in the consolidated statement of profit or loss.

Segmental reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (the “CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Group’s executive committee is considered the Group’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. While the Group has revenue from multiple products and geographies, the balance sheet and cashflow of the Group is considered by the CODM on a consolidated basis, so discrete financial information is not available for each such component. Although the financial performance is presented by product within the monthly finance information, they are not used as standalone pieces of management information for decision making. The overall financial performance of the Group is also considered. In particular, in terms of resource allocation, the CODM tend to look from a burn rate perspective, where cash is the one of key components to decision making and it drives allocations of the Group’s resources.

As such, the Group has determined that it operates as one operating segment and one reportable segment. The Group will continue to assess the operating segments reviewed by the CODM and the associated reportable segments per IAS 8.

2.4 Summary of significant accounting policies

Basis of consolidation

Subsidiaries

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Group except for common control business combinations.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, consolidated statement of comprehensive (loss) income, consolidated statement of changes in equity and consolidated statement of financial position respectively.

Changes in ownership interests

The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in a separate reserve within equity attributable to owners of the Company.

When the Group ceases to consolidate or equity account for an investment because of a loss of control, joint control or significant influence, any retained interest in the entity is re-measured to its fair value with the change in carrying amount recognized in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss or transferred to another category of equity as specified/permitted by applicable IFRSs.

Business combinations

The acquisition method of accounting is used to account for all business combinations other than common control business combination, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:

●	fair values of the assets transferred;
●	liabilities incurred to the former owners of the acquired business;
●	fair value of equity interests issued by the Group; and
●	fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Group recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. Acquisition related costs are expensed as incurred.

The excess of the consideration transferred, amount of any non-controlling interest in the acquired entity, and acquisition-date fair value of any previous equity interest in the acquired entity, over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase.

Contingent consideration is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently re-measured to fair value with changes in fair value recognized in profit or loss.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is re-measured to fair value at the acquisition date. Any gains or losses arising from such re-measurement are recognized in profit or loss.

Deemed reverse acquisition

The acquisition method of accounting is used to account for all deemed reverse acquisitions where in substance, there is an operating company acquired by a shell company where the shareholders of the operating company obtain control of the shell company.

For the Transaction, Diginex HK is the operating company while both the Company and 8i Enterprises are considered as shell companies.

Identifying the accounting acquirer/accounting acquiree

The Company is considered as the legal acquirer and the accounting acquiree. Control is obtained by Diginex HK shareholders as the Company issued 25,000,000 shares which allowed Diginex HK shareholders to hold the majority of issued share capital and voting rights.

Determining the deemed consideration transferred

The deemed consideration transferred for the deemed reverse acquisition of 8i Enterprises is:

1.	The fair value of the shares which Diginex HK would have had to issue in establishing the same post transaction control structure but as if it were the legal acquirer; or
2.	The quoted price of the Company’s shares and warrants multiplied by the number of the instruments held by the former 8i Enterprises shares and warrants holders on the date the deemed reverse acquisition completes.

In a transaction involving only the exchange of equity instruments, the fair value of the Company’s shares and warrants that are quoted on Nasdaq should be used to measure the consideration transferred as it is more reliably measurable than the value of the Diginex HK’s equity based on IFRS 13 fair value hierarchy principles.

Based on this principle, the Group measured the deemed consideration for the Transaction using the quoted Nasdaq share price of the Company’s shares and warrants on the completion date of 30 September 2020.

Fair value of assets and liabilities acquired in a deemed reverse acquisition:

Identifiable assets acquired and liabilities assumed in a deemed reversed acquisition are, with limited exceptions, measured initially at their fair values at the acquisition date. For the Transaction, the net assets acquired from 8i Enterprises and the Company are primarily cash, prepayments and trade payables, and their carrying values approximate fair value.

There is no non-controlling interest involved in the Transaction. Acquisition related costs such as professional fees were expensed as incurred.

Calculating the Transaction expense

The excess of the deemed consideration transferred over the fair value of the net identifiable assets acquired from 8i Enterprises represents a service and is recorded as an expense under IFRS 2 in the Group’s consolidated statement of profit or loss.

Presentation of the consolidated financial statements post deemed reverse acquisition

In the Transaction, the Company being the accounting acquiree (legal acquirer), becomes the ultimate parent holding company of the Group, however, the consolidated financial statements represents a continuation of Diginex HK, the accounting acquirer (legal acquiree) with the exception of the legal capital structure.

Shareholders’ equity of Diginex HK prior to the Transaction is retrospectively adjusted as a recapitalization for the equivalent number of shares received and on a pro rata basis for prior reporting periods. Retained earnings and relevant reserves of the Diginex HK are carried forward after the Transaction. Any difference to shareholders’ equity of Diginex HK arising from the recapitalization of share capital and equity instruments issued is recorded in equity under the reverse acquisition reserve (note 24).

Discontinued operations

A discontinued operation is a component of an entity that has been disposed of or is classified as held for sale and that represents a separate major line of business or geographical area of operations, is part of a single coordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of discontinued operation are presented separately in the consolidated statement of profit or loss.

Revenue recognition

Revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Group recognizes revenue from contracts with customers based on a five-step model as set out in IFRS 15:

Step 1. Identify contract(s) with a customer: A contract is defined as an agreement between two or more parties that creates enforceable rights and obligations and sets out the criteria for every contract that must be met.

Step 2. Identify performance obligations in the contract: A performance obligation is a promise in a contract with a customer to transfer a good or service to the customer.

Step 3. Determine the transaction price: The transaction price is the amount of consideration to which the Group expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

Step 4. Allocate the transaction price to the performance obligations in the contract: For a contract that has more than one performance obligation, the Group allocates the transaction price to each performance obligation in an amount that depicts the amount of consideration to which the Group expects to be entitled in exchange for satisfying each performance obligation.

Step 5. Recognize revenue when (or as) the Group satisfies a performance obligation.

The Group recognized revenue when (or as) a performance obligation is satisfied, i.e. when control of the goods or services underlying the particular performance obligation is transferred to customers.

The Group satisfies a performance obligation and recognizes revenue over time, if one of the following criteria is met:

a)	The Group’s performance does not create an asset with an alternate use to the Group and the Group has as an enforceable right to payment for performance completed to date.
b)	The Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced.
c)	The customer simultaneously receives and consumes the benefits provided by the Group’s performance as the Company performs.

For performance obligations where one of the above conditions are not met, revenue is recognized at the point in time at which the performance obligation is satisfied.

When the Group satisfies a performance obligation by delivering the promised goods or services it creates a contract-based asset on the amount of consideration earned by the performance. Where the amount of consideration received from a customer exceeds the amount of revenue recognized this gives rise to a contract liability.

Revenue is measured at the fair value of the consideration received or receivable, taking into account contractually defined terms of payment and excluding taxes and duty. The Group assesses its revenue arrangements against specific criteria to determine if it is acting as principal or agent.

Revenue is recognized to the extent it is probable that the economic benefits will flow to the Group and the revenue and costs, if applicable, can be measured reliably.

The Group recognized revenue from the following major sources:

●	Fees earned from EQONEX
●	Brokerage (OTC and lending business)
●	Trading (Proprietary, Access Trading and a risk management desk, in which the Group has ceased proprietary trading in May 2020)
●	Capital markets services
●	Custody services for digital assets
●	Asset management services

In July 2020, the Group publicly launched EQONEX, its digital asset exchange platform. Revenue is generated from trading fees earned when clients buy and sell digital assets on EQONEX at a point in time. In addition, revenues are also generated, at a point in time, when clients withdraw assets from the platform.

The Group conducts OTC trades where the Group acts as principal in a trade between counterparties looking the buy or sell digital assets. The Group earns revenue by charging a commission to execute such trades and recognizes revenue at a point in time when the trade is completed. During the years ended 31 March 2020 and 2019, the Group also participated in proprietary trading and earned revenues, at a point in time, when executing buy and sell orders on various exchanges. The Group ceased proprietary trading in May 2020.

The Group earns revenues from the provision of a trade execution and risk management platform, known as Access Trading. Fees are charged based on total volume executed on the platform on a monthly basis. Clients are invoiced monthly with revenues being recorded at a point in time.

The Group generated revenues from the provision of a liquidation risk management desk. On behalf of the Exchange, the desk earns fees for managing liquidated trades for the customers. Such fees are recognized at a point in time when a liquidation trade is completed.

Capital markets income was recognized over the service period based on services provided as the customer simultaneously receives and consumes the services provided by the Group over the period. Payment of the transaction is in line with agreed terms when the services are rendered to the customers. The Group has the primary responsibility for providing the services to the customer or for fulfilling the order, for example, by being responsible for the acceptability of the services ordered by the customer. The Group recognizes the revenue from both services over time. The Group ceased the provision for capital markets services during the year ended 31 March 2021.

The Group launched the cold wallet custody solution, Kelvin, and the warm wallet solution, Helios, for digital assets in February 2020 and April 2020, respectively. Management assessed that there are two types of revenue, i.e. holding fees and withdrawal processing fees. Holding fee is generated from holding client digital assets with the revenue recognized over the service period. Withdrawal processing fee is generated, at a point in time, when clients withdraw assets from the custody platform.

For the Asset Management services, the Group receives management fees at agreed rates. Management fee income is recognized on a time-proportion basis at agreed percentages on the value of assets held under managements. The Group recognizes management fee revenue from asset management services over time. The Group can also earn a fee based on the performance of the assets under management. The performance fee is only recognized on an annual basis, at a point in time, when the performance fees have been agreed and there is no risk of significant reversal in the revenue.

Leases

At inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Group as lessee

For a contract that contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components. The Group applies practical expedient not to separate non-lease components from lease component, and instead account for the lease component and any associated non-lease components as a single lease component.

In applying IFRS 16, the Group elected a simplified approach for leases with a lease term of 12 months or less from the commencement date and do not contain a purchase option. Lease payments on short-term leases are recognized as expense on a straight-line basis.

In assessing whether a lessee is reasonably certain to exercise an option to extend a lease, or not to exercise an option to terminate a lease, the Group considers all relevant facts and circumstances that create an economic incentive for the lessee to exercise the option to extend the lease, or not to exercise the option to terminate the lease. The Group revises the lease term if there is a change in the non-cancellable period of a lease.

Right-of use assets

The right-of-use asset is initially recognized at cost comprising of:

●	amount of the initial measurement of the lease liability;
●	any lease payments made at or before the commencement date, less any lease incentives received;
●	any initial direct costs incurred by the Group; and
●	an estimate of costs to be incurred by the Group in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.

Right-of-use assets in which the Group is reasonably certain to obtain ownership of the underlying leased assets at the end of the lease term are depreciated from commencement date to the end of the useful life. Otherwise, right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.

The Group presents right-of-use assets as a separate line item on the consolidated statement of financial position.

Lease liabilities

At the commencement date of a lease, the Group recognizes and measures the lease liability at the present value of lease payments that are unpaid at that date. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.

The lease payments include:

●	fixed payments (including in-substance fixed payments) less any lease incentives receivable;
●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
●	amounts expected to be payable by the Group under residual value guarantees;
●	the exercise price of a purchase option if the Group is reasonably certain to exercise the option; and
●	payments of penalties for terminating a lease, if the lease term reflects the Group exercising an option to terminate the lease.

After the commencement date, lease liabilities are adjusted by interest accretion and lease payments.

The Group remeasures lease liabilities (and makes a corresponding adjustment to the related right-of-use assets) whenever:

●	the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the related lease liability is remeasured by discounting the revised lease payments using a revised discount rate at the date of reassessment.
●	the lease payments change due to changes in market rental rates following a market rent review, in which cases the related lease liability is remeasured by discounting the revised lease payments using the initial discount rate.

The Group presents lease liabilities as a separate line item on the consolidated statement of financial position.

Employee benefits

Employee leave entitlements

Employee entitlements to annual leave are recognized when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the end of the reporting period.

Employee entitlements to sick leave and maternity leave are not recognized until the time of leave.

Retirement benefit costs

For defined contribution plans, the Group pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

Foreign currencies

In preparing the financial statements of each individual group entity, transactions in currencies other than the functional currency of that entity (foreign currencies) are recognized at the rates of exchanges prevailing on the dates of the transactions. At the end of the reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences arising on the settlement of monetary items, and on the retranslation of monetary items, are recognized in profit or loss in the period in which they arise.

For the purposes of presenting the consolidated financial statements, the assets and liabilities of the Group’s operations are translated into the presentation currency of the Group (i.e. US$) using exchange rates prevailing at the end of each reporting period. Income and expenses items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity under the heading of foreign currency translation reserve (attributed to non-controlling interests as appropriate).

Share-based payments

Restricted share options

The Group operates a share option scheme for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Group’s operations. Employees (including directors) and contractors of the Group may receive remuneration in the form of share-based payments, whereby the employees and contractors render services as consideration for equity instruments (“equity-settled transactions”).

The fair value of the equity-settled share-based payments determined at the grant date without taking into consideration all non-market vesting conditions is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity (share-based payment reserve). At the end of each reporting period, the Group revises its estimate of the number of equity instruments expected to vest based on assessment of all relevant non-market vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the share-based payment reserve.

Shares/Share options granted to non-employees

Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service. The fair values of the goods or services received are recognized as expenses (unless the goods or services qualify for recognition as assets).

Earn-out awards

The earn-out awards are equity-settled awards measured at the fair value on grant date taken into account the non-vesting conditions. Earn out awards are only fair valued on the grant date and not subsequently fair valued on each future reporting date on the basis that they are equity-settled awards.

Market conditions and non-vesting conditions are considered in estimating the fair value of an individual share using a Monte Carlo simulation model.

Taxation

Income tax represents the sum of the current tax and deferred tax.

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit recognized in profit or loss because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax is recognized on differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences, unused tax losses or unused tax credits can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

For leasing transactions in which the tax deductions are attributable to the lease liabilities, the Group applies IAS 12 requirements to the leasing transaction as a whole. Temporary differences relating to right-of-use assets and lease liabilities are assessed on a net basis. Excess of depreciation on right-of-use assets over the lease payments for the principal portion of lease liabilities results in net deductible temporary differences.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized, based on tax rates that have been enacted or substantively enacted by the end of the reporting period.

The measurement of deferred tax assets and liabilities reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Current and deferred tax are recognised in profit or loss.

Dividend distribution

Dividend distribution to the Company’s shareholders is recognized as a liability in the Group’s and the Company’s consolidated statement of financial position in the period in which the dividends are approved by the Company’s shareholders or directors, where appropriate.

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Cost of an item of property plant and equipment comprises its acquisition cost including borrowing cost and all directly attributable costs of bringing the asset to working condition for its intended use. Such cost includes the cost of replacing part of the plant and equipment when that cost is incurred if the recognition criteria are met. Likewise, when a major inspection is performed, its cost is recognized in the carrying amount of the plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in the consolidated statement of profit or loss as incurred. The present value of the expected cost for the decommissioning of the asset after its use is included in the cost of the respective asset if the recognition criteria for a provision are met. Depreciation is computed on a straight-line method based on estimated useful lives of assets as follows:

Furniture and fixtures	5 years
Office equipment	5 years
Leasehold improvement	Over the lease terms

The assets’ residual values and useful lives are reviewed and adjusted if appropriate, at each financial position date to determine whether there is an indication of impairment. If any such indication exists, an impairment loss is recognized in the consolidated statement of profit or loss. For the purpose of impairment assessment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash generating units).

The carrying amounts are reviewed at each reporting date to assess whether they are recorded in excess of their recoverable amounts, and where carrying values exceed this estimated recoverable amount, assets are written down to their recoverable amount, being the higher of their fair value less costs to sell and their value in use.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on de-recognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of profit or loss in the year the asset is derecognized.

Intangible assets

Intangible assets, other than digital assets, with finite useful lives that are acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination, or otherwise, is their cost at the date of acquisition including borrowing cost and all directly attributable costs of bringing the asset to working condition for its intended use. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses, if any.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible assets may be impaired. The amortization period and the amortization method for intangible assets with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the consolidated statement of profit or loss in the expense category that is consistent with the function of the intangible assets.

Capitalized software development

External spend on software development costs is capitalized in accordance with IAS 38 “Intangible Assets” when control is obtained, future economic benefits of such software are probable and the cost of such software can be reliably measured.

Following initial recognition of capitalized software development costs, the asset is carried at cost less any accumulated amortization and accumulated impairment losses, if any. Amortization of the asset begins when development is complete, and the asset is available for use. Amortization is recorded in the consolidated statement of profit or loss over the period of expected future benefit. During the period of development, the asset is tested for impairment annually.

Amortization of the following intangibles assets with finite useful lives are provided for on a straight-line basis over the estimated useful lives:

Capitalized Software Development	5	years
Software	5	years

Digital assets are intangible assets with indefinite lives and are described below.

Gains or losses arising from derecognition of intangible assets are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the consolidated statement of profit or loss when the asset is derecognized.

Digital assets

Digital assets consist of cryptocurrencies, such as BTC and ETH that do not meet the definition of a financial asset and are classified as current assets. In accordance with IAS 38, digital assets are initially recognized at cost and the Group has adopted an accounting policy to apply the revaluation model for subsequent measurements as the fair value can be reliably measured.

Digital assets are classified as current assets on the basis that they are used for working capital purposes to settle expenses incurred in the normal course of business and are regularly traded on exchange platforms globally between willing buyers and sellers which provides a high degree of liquidity.

Digital assets are considered to have indefinite lives and therefore are not amortized but subject to review for impairment.

The increase in carrying value at the end of the measurement period is to be recognized in equity through other comprehensive income and presented as revaluation surplus in equity, unless and to the extent it reverses a revaluation decrease previously recognized in the profit or loss; a decrease in carrying value at the end of the measurement period is to be recognized in the profit or loss, unless and to the extent of any credit balance existing in the revaluation surplus associated with the underlying asset, in which case the debit will be recognized through other comprehensive income to reduce the revaluation surplus.

When digital assets are exchanged or sold for traditional (fiat) currencies, such as the US dollar, the digital assets are derecognized when the Group has transferred substantially all the risk and rewards of ownership.

USDC

USDC is a type of cryptocurrency which can be redeemed for one US dollar from the issuer. On this basis USDC meets the definition of a financial instrument and in accordance with IFRS 9, USDC is recorded at fair value through profit or loss, however, as it is linked to the US dollar, the carrying value is considered to be the same as fair value.

Impairment of non-financial assets

At each reporting date, the Group reviews the carrying amounts of its tangible assets and intangible assets with finite useful lives to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the relevant asset is estimated in order to determine the extent of the impairment loss (if any).

The recoverable amounts of relevant assets are estimated individually. When it is not possible to estimate the recoverable amount individually, the Group estimates the recoverable amount of the cash generating unit to which the asset belongs.

In testing a cash-generating unit for impairment, corporate assets are allocated to the relevant cash-generating unit when a reasonable and consistent basis of allocation can be established, or otherwise they are allocated to the smallest group of cash generating units for which a reasonable and consistent allocation basis can be established. The recoverable amount is determined for the cash-generating unit or group of cash-generating units to which the corporate asset belongs, and is compared with the carrying amount of the relevant cash-generating unit or group of cash-generating units.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset (or a cash-generating unit) for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or a cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or a cash-generating unit) is reduced to its recoverable amount. For corporate assets or portion of corporate assets which cannot be allocated on a reasonable and consistent basis to a cash-generating unit, the Group compares the carrying amount of a group of cash-generating units, including the carrying amounts of the corporate assets or portion of corporate assets allocated to that group of cash-generating units, with the recoverable amount of the group of cash-generating units. In allocating the impairment loss, the impairment loss is allocated first to reduce the carrying amount of any goodwill (if applicable) and then to the other assets on a pro-rata basis based on the carrying amount of each asset in the unit or the group of cash-generating units. The carrying amount of an asset is not reduced below the highest of its fair value less costs of disposal (if measurable), its value in use (if determinable) and zero. The amount of the impairment loss that would otherwise have been allocated to the asset is allocated pro rata to the other assets of the unit or the group of cash-generating units. An impairment loss is recognised immediately in profit or loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit or a group of cash-generating units) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset (or a cash-generating unit or a group of cash-generating units) in prior years. A reversal of an impairment loss is recognised immediately in profit or loss

Cash and cash equivalents

Cash and cash equivalents represent cash at bank and on hand, demand deposits with banks and other financial institutions, and short-term highly liquid investments which are readily convertible into known amounts of cash and subject to an insignificant risk of change in value. As at 31 March 2022 and 2021, the Group held cash at different banks.

Client assets and liabilities

Client money is represented as both an asset and liability on the consolidated statement of financial position. The monies relate to funds deposited with the Group in either fiat, USDC, or digital asset format for the purpose of executing OTC trades and for trading on EQONEX. The monies are either held with a bank or digital asset custodian to which Diginex has control over and bears any associated risk. Due to their nature, fiat and USDC are not subject to fair value changes. Client digital assets and liabilities are measured using Level 1 quoted prices available on digital asset exchanges per IFRS 13 guidance.

Share capital

Ordinary shares, which are regarded as equity instruments, issued by the Company are recorded at the proceeds received, net of direct issue costs.

The Company also issues shares as awards and consideration. The cost of the share awards is measured at the fair value of the goods and services received; and secondarily at the fair value of the awards at the grant date. Share based payment is recognized as an expense for services obtained or assets for consideration paid.

Financial instruments

Financial assets

Classification and subsequent measurement of financial assets

Financial assets that meet the following conditions are subsequently measured at amortised cost:

●	the financial asset is held within a business model whose objective is to collect contractual cash flows; and

●	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All other financial assets are subsequently measured at FVTPL,

Amortized cost and interest income

Interest income is recognized using the effective interest method for financial assets measured subsequently at amortized cost. Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired (see below). For financial assets that have subsequently become credit-impaired, interest income is recognized by applying the effective interest rate to the amortized cost of the financial asset from the next reporting period. If the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognized by applying the effective interest rate to the gross carrying amount of the financial asset from the beginning of the reporting period following the determination that the asset is no longer credit-impaired. At the end of the reporting period, trade and other receivables and amounts due from an associate/shareholders/related companies are measured at amortized cost.

Financial assets at FVTPL

Financial assets that do not meet the criteria for being measured at amortized cost or Fair Value Through Other Comprehensive Income (“FVTOCI”) or designated as FVTOCI are measured at FVTPL.

Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss. The net gain or loss recognized in profit or loss excludes any dividend or interest earned on the financial asset and is included in the “other gains and losses” line item.

Impairment of financial assets subject to impairment assessment under IFRS 9

The Group performs impairment assessment under expected credit loss (“ECL”) model on financial assets (including trade and other receivables and amounts due from an associate/shareholders/related companies) which are subject to impairment assessment under IFRS 9. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition.

Lifetime ECL represents the ECL that will result from all possible default events over the expected life of the relevant instrument. In contrast, 12-month ECL (“12m ECL”) represents the portion of lifetime ECL that is expected to result from default events that are possible within 12 months after the reporting date. Assessments are done based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current conditions at the reporting date as well as the forecast of future conditions.

The Group always recognizes lifetime ECL for trade receivables.

For all other instruments, the Group measures the loss allowance equal to 12m ECL, unless there has been a significant increase in credit risk since initial recognition, in which case the Group recognizes lifetime ECL. The assessment of whether lifetime ECL should be recognized is based on significant increases in the likelihood or risk of a default occurring since initial recognition.

Derecognition of financial assets

The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.

Financial liabilities and equity

Classification as debt or equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognised at the proceeds received, net of direct issue costs.

Financial liabilities at amortised cost

Financial liabilities including other payables and amounts due to an associate/related parties/directors are subsequently measured at amortised cost, using the effective interest method.

Convertible loan notes

The component parts of the convertible loan are classified separately as financial liability and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company’s own equity instruments is an equity instrument.

At the date of issue, the fair value of the liability component (including any embedded non-equity derivatives features) is estimated by measuring the fair value of similar liability that does not have an associated equity component.

A conversion option classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. This is recognised and included in equity, net of income tax effects, and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised, in which case, the balance recognised in equity will be transferred to other reserve. Where the conversion option remains unexercised at the maturity date of the convertible note, the balance recognised in equity will be transferred to accumulated losses. No gain or loss is recognised in profit or loss upon conversion or expiration of the conversion option.

Transaction costs that relate to the issue of the convertible loan are allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are charged directly to equity. Transaction costs relating to the liability component are included in the carrying amount of the liability portion and amortised over the period of the convertible loan using the effective interest method.

Derecognition of financial liabilities

The Group derecognises financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognised and the consideration paid and payable is recognised in profit or loss.

Offsetting financial instruments

Financial assets and financial liabilities are offset and the net amount reported in the consolidated statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the recognized amounts; and intends either to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provisions is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (where the effect of time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of receivable can be measured reliably.

Restoration provisions

Provisions for the costs to restore leased assets to their original condition, as required by the terms and conditions of the lease, are recognized at the date of inception of the lease at the directors’ best estimate of the expenditure that would be required to restore the assets, Estimates are regularly reviewed and adjusted as appropriate for new circumstances.

Related parties

A related party is a person or entity that is related to the Group.

(a)	A person or a close member of that person’s family is related to the Group if that person:

i.	has control or joint control over the Group;
ii.	has significant influence over the Group; or
iii.	is a member of key management personnel of the Group or the Group’s parent.

(b)	An entity is related to the Group if any of the following conditions apply:

i.	The entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).
ii.	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).
iii.	Both entities are joint ventures of the same third party.
iv.	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.
v.	The entity is a post-employment benefit plan for the benefit of the employees of the Group or an entity related to the Group.
vi.	The entity is controlled or jointly controlled by a person identified in (a).
vii.	A person identified in (a)(i) has significant influence over the entity or is a member of key management personnel of the entity (or of a parent of the entity).
viii.	The entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.

Fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2 Share-based Payment, leasing transactions that are accounted for in accordance with IFRS 16, and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 Inventories or value in use in IAS 36 Impairment of Assets.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

For financial instruments which are transacted at fair value and a valuation technique that unobservable inputs are to be used to measure fair value in subsequent periods, the valuation technique is calibrated so that at initial recognition the results of the valuation technique equals the transaction price.

In addition, for financial reporting purposes, fair value measurements are categorised into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
●	Level 3 inputs are unobservable inputs for the asset or liability.

Current versus non-current classification

The Group presents assets and liabilities in the consolidated statement of financial position based on current/non-current classification. An asset as current when:

●	It is expected to be realized or intended to be sold or consumed in normal operating cycle;
●	It is held primarily for the purpose of trading;
●	It is expected to be realized within twelve months after the reporting period; or
●	It is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

●	It is expected to be settled in normal operating cycle;
●	It is held primarily for the purpose of trading;
●	It is due to be settled within twelve months after the reporting period; or
●	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

All other liabilities are classified as non-current.

Earnings per share

Earnings per share for periods prior to the deemed reverse acquisition are retrospectively adjusted to reflect the number of equivalent shares received by the accounting acquirer, Diginex HK, based on the number of shares outstanding on the reporting dates multiplied by the exchange ratio. The exchange ratio being calculated as the number of shares issued by the Company to the former shareholders of Diginex HK divided by the number of shares outstanding in Diginex HK on 30 September 2020.